Derivative Financial Instruments - Schedule of Hedges of Net Investments in Foreign Operations (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	¥ 2,243,501
Change in value used for calculating hedge ineffectiveness	(18,574)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	192,039
Change in value used for calculating hedge ineffectiveness	(7,378)
Carrying value [member] | Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	18,370
Carrying amounts, Liabilities	56,850
Carrying value [member] | Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Liabilities	¥ 192,039